Other investments - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other investments
FVPL	$ 873	$ 809
FVOCI	1,339	833
AFS			$ 2,083
Level 1
Other investments
FVPL	873	809
FVOCI	1,112	667
AFS			1,408
Level 3
Other investments
FVOCI	$ 227	$ 166
AFS			$ 675